Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

December 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 67.0%
Long-Term Municipal Bonds – 63.7%
Alabama – 0.3%
County of Jefferson AL Sewer Revenue Series 2013-D 5.00%, 10/01/2022	$1,000	$1,035,603
Tuscaloosa County Industrial Development Authority Series 2019-A 4.50%, 05/01/2032(a)	321	339,131

		1,374,734

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	180	218,962

Arkansas – 0.5%
City of Fayetteville AR (City of Fayetteville AR Sales & Use Tax Revenue) Series 2019-A 1.75%, 11/01/2032	2,045	2,060,402

California – 0.1%
Golden State Tobacco Securitization Corp. Series 2018-A 3.50%, 06/01/2036 (Pre-refunded/ETM)	350	354,722

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,055,926
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2022(a)	600	618,524
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	100	124,092

		1,798,542

Connecticut – 0.7%
State of Connecticut Series 2018-D 5.00%, 04/15/2027	2,280	2,780,271

Florida – 0.0%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 5.00%, 12/15/2026(a)	100	112,056

	Principal Amount (000)	U.S. $ Value
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2032	$100	$77,895

		189,951

Guam – 0.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	100	100,414
3.339%, 10/01/2030	150	151,360
Territory of Guam Series 2019 5.00%, 11/15/2031	90	103,947
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029-12/01/2032	425	494,861
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2023-11/15/2031	1,205	1,355,113

		2,205,695

Illinois – 2.8%
Chicago Board of Education Series 2017-C 5.00%, 12/01/2023	1,465	1,586,917
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2033	300	347,781
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2025	1,000	1,158,918
State of Illinois Series 2014 5.00%, 05/01/2022-05/01/2023	4,990	5,246,047
Series 2017-D 5.00%, 11/01/2024	2,000	2,241,924

		10,581,587

Kentucky – 0.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2030	200	243,747

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	100	113,720
6.10%, 06/01/2038(a)	100	131,675

		245,395

Michigan – 2.1%
City of Detroit MI Series 2018 5.00%, 04/01/2024-04/01/2025	2,115	2,318,571

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2026	$5,055	$5,639,435

		7,958,006

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	3,290	3,545,072

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	300	310,777

New Jersey – 2.9%
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	125	129,259
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024	3,410	3,775,443
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2029	3,490	4,350,035
New Jersey Turnpike Authority AGM Series 2005-D3 5.25%, 01/01/2026	2,555	3,017,599

		11,272,336

New York – 47.1%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2022-12/15/2026	740	830,760
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2041(a)	150	169,686
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	1,000	1,103,909
City of New York NY Series 2014-A 5.00%, 08/01/2028	1,285	1,432,631
Series 2014-J 5.00%, 08/01/2027	1,085	1,209,950
Series 2018-E 5.00%, 03/01/2031	1,055	1,308,056

	Principal Amount (000)	U.S. $ Value
Series 2020-B 5.00%, 11/01/2027	$2,120	$2,625,263
Series 2020-C 5.00%, 08/01/2033-08/01/2034	6,315	8,224,117
Series 2021-D 1.396%, 08/01/2027	3,000	2,957,723
County of Albany NY Series 2020-C 5.00%, 11/01/2024	1,595	1,800,661
County of Nassau NY Series 2014-A 5.00%, 04/01/2025 (Pre-refunded/ETM)	4,775	5,268,588
Series 2017-C 5.00%, 10/01/2025	1,875	2,173,797
County of Westchester NY Series 2016-A 5.00%, 01/01/2023	2,435	2,552,695
Dutchess County Local Development Corp. (Bard College) Series 2020-B 5.918%, 07/01/2039(a)	1,000	1,201,489
Long Island Power Authority Series 2021-A 4.00%, 09/01/2032	1,000	1,242,167
5.00%, 09/01/2036	2,000	2,642,804
Metropolitan Transportation Authority Series 2017-C 5.00%, 11/15/2026-11/15/2028	12,180	14,845,394
AGM Series 2021 0.584% (SOFR + 0.55%), 11/01/2032(b)	1,000	1,001,803
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012-A 5.00%, 11/15/2023-11/15/2026	8,840	9,197,069
Series 2016-A 5.00%, 11/15/2025	1,375	1,609,885
Series 2019-A 5.00%, 03/01/2022	2,005	2,020,222
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2030	955	1,245,345
New York City Municipal Water Finance Authority Series 2015-G 5.00%, 06/15/2027	2,885	3,328,365
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2017-S 5.00%, 07/15/2032	1,955	2,379,931
Series 2018-S 5.00%, 07/15/2031	1,460	1,827,968
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2022	2,270	2,306,171

	Principal Amount (000)	U.S. $ Value
Series 2014-B 5.00%, 11/01/2026	$4,000	$4,424,148
Series 2015-C 5.00%, 11/01/2028	2,145	2,457,170
Series 2017 5.00%, 11/01/2026	1,925	2,322,368
Series 2019 4.00%, 11/01/2040	1,255	1,475,016
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	2,900	3,043,526
2.625%, 09/15/2069	320	331,658
2.80%, 09/15/2069	4,250	4,399,195
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	2,000	2,116,908
New York State Dormitory Authority Series 2012 5.00%, 12/15/2022 (Pre-refunded/ETM)	260	271,767
Series 2012-A 5.00%, 07/01/2026 (Pre-refunded/ETM)	1,965	2,011,974
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	700	787,327
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2029-07/01/2032	3,240	4,138,335
New York State Dormitory Authority (St. John’s University/NY) Series 2021-A 4.00%, 07/01/2032	1,105	1,342,397
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012 5.00%, 12/15/2022	1,605	1,678,528
Series 2014-A 5.00%, 02/15/2028	2,035	2,225,731
Series 2014-C 5.00%, 03/15/2029	3,000	3,291,022
Series 2018-A 5.00%, 03/15/2022	2,675	2,700,902
Series 2021 1.187%, 03/15/2026	1,000	986,156
Series 2021-E 5.00%, 03/15/2028	2,000	2,503,826
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2021 5.00%, 06/15/2023	2,680	2,864,275
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2039	1,575	1,952,391

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2019-M 2.90%, 01/01/2035	$2,000	$2,087,413
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2040	2,750	3,284,612
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016-A 5.00%, 03/15/2022-03/15/2024	6,600	6,906,970
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	455	459,229
Series 2021 3.00%, 08/01/2031	1,000	1,087,648
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030-01/01/2032	4,560	5,495,589
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2022	2,755	2,755,000
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-B 3.50%, 11/01/2024(a)	600	619,889
Port Authority of New York & New Jersey Series 2013-178 5.00%, 12/01/2023	2,515	2,731,982
Series 2014 5.00%, 09/01/2023-09/01/2028	5,615	6,149,406
Series 2015 5.00%, 10/15/2023	1,000	1,080,808
Series 2019 5.00%, 11/01/2031	1,455	1,832,587
Sales Tax Asset Receivable Corp. Series 2014-A 5.00%, 10/15/2025 (Pre-refunded/ETM)	3,750	4,231,209
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	500	576,102
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	3,000	3,496,151
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	2,265	2,678,896
Series 2021-A 2.511%, 05/15/2035	1,500	1,513,086

	Principal Amount (000)	U.S. $ Value
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2031-09/01/2033	$1,115	$1,433,838
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	5,575	6,697,793
Utility Debt Securitization Authority Series 2015 5.00%, 12/15/2024	1,500	1,567,689

		180,516,966

Ohio – 0.3%
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 3.75%, 01/15/2028(a)	770	851,714
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-B 4.375%, 06/01/2033	300	303,388

		1,155,102

Pennsylvania – 1.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2024	1,000	1,110,328
Sports & Exhibition Authority of Pittsburgh and Allegheny County (County of Allegheny PA Hotel Room Excise Tax Revenue) AGM Series 2010 5.00%, 02/01/2024	4,000	4,013,611

		5,123,939

Puerto Rico – 0.6%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	230	253,505
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	205	222,958
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	380	410,003
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	830	856,975
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	108,585

	Principal Amount (000)	U.S. $ Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	$304	$293,466

		2,145,492

South Carolina – 1.0%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048	3,000	3,199,198
South Carolina Public Service Authority Series 2021-B 4.00%, 12/01/2039	500	600,171

		3,799,369

Tennessee – 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2018 4.00%, 11/01/2049	3,880	4,282,324

Texas – 0.0%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	100	108,445

Washington – 0.3%
Kalispel Tribe of Indians Series 2018-B 5.00%, 01/01/2032(a)	700	825,663
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	149	172,339

		998,002

Wisconsin – 0.2%
UMA Education, Inc. Series 2019 5.00%, 10/01/2025-10/01/2029(a)	705	828,659

Total Long-Term Municipal Bonds (cost $232,849,908)		244,098,497

Short-Term Municipal Notes – 3.3%
New York – 3.3%
Evans-Brant Central School District Series 2021-C 1.50%, 06/24/2022	10,000	10,066,255
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2021 5.00%, 06/15/2022	2,580	2,636,349

Total Short-Term Municipal Notes (cost $12,703,840)		12,702,604

			Notional Amount	U.S. $ Value

Total Municipal Obligations (cost $245,553,748)				$256,801,101

OPTIONS PURCHASED - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Sep 2022; Contracts: 1,930; Exercise Price: EUR 3,300.00; Counterparty: UBS AG(c)		EUR	6,369,000	169,613
FTSE 100 Index Expiration: Apr 2022; Contracts: 420; Exercise Price: GBP 5,600.00; Counterparty: JPMorgan Chase Bank, NA(c)		GBP	2,352,000	14,433
FTSE 100 Index Expiration: Dec 2022; Contracts: 390; Exercise Price: GBP 5,700.00; Counterparty: UBS AG(c)		GBP	2,223,000	79,101
Nikkei 225 Index Expiration: Dec 2022; Contracts: 23,000; Exercise Price: JPY 23,000.00; Counterparty: UBS AG(c)		JPY	529,000,000	140,590
S&P 500 Index Expiration: Nov 2022; Contracts: 13,600; Exercise Price: USD 3,575.00; Counterparty: UBS AG(c)		USD	48,620,000	1,358,375

Total Options Purchased - Puts (premiums paid $2,075,046)				1,762,112

			Shares

INVESTMENT COMPANIES – 28.7%
Funds and Investment Trusts – 28.7%(d)
iShares Core MSCI EAFE ETF			368,888	27,533,800
iShares Core MSCI Emerging Markets ETF			209,923	12,565,991
SPDR S&P 500 ETF Trust			139,403	66,210,849
Vanguard Mid-Cap ETF			15,037	3,830,976

Total Investment Companies (cost $67,667,120)				110,141,616

			Principal Amount (000)

GOVERNMENTS - TREASURIES – 1.0%
United States – 1.0%
U.S. Treasury Notes 2.625%, 02/15/2029(e) (f) (cost $3,733,580)	$		3,543	3,832,530

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities

	Principal Amount (000)	U.S. $ Value
Series 2016-C01, Class 1M2 6.853% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	$111	$116,663
Series 2017-C01, Class 1M2 3.653% (LIBOR 1 Month + 3.55%), 07/25/2029(b)	168	171,559
Series 2018-C03, Class 1M2 2.253% (LIBOR 1 Month + 2.15%), 10/25/2030(b)	64	65,119

Total Collateralized Mortgage Obligations (cost $342,056)		353,341

	Shares

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (g) (h) (cost $3,254,113)	3,254,113	3,254,113

Total Investments – 98.1% (cost $322,625,663)(i)		376,144,813
Other assets less liabilities – 1.9%		7,377,763

Net Assets – 100.0%		$383,522,576

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	177	March 2022	$8,639,931	$210,704
FTSE 100 Index Futures	30	March 2022	2,974,020	(10,013)
MSCI Singapore IX ETS Futures	76	January 2022	1,918,329	12,327
Nikkei 225 (CME) Futures	4	March 2022	1,000,782	8,734
Russell 2000 E-Mini Futures	45	March 2022	5,046,300	75,554
S&P 500 E-Mini Futures	62	March 2022	14,751,350	170,789
TOPIX Index Futures	27	March 2022	4,675,650	17,021
U.S. T-Note 2 Yr (CBT) Futures	61	March 2022	13,308,484	(25,768)
U.S. T-Note 10 Yr (CBT) Futures	242	March 2022	31,573,438	183,019
U.S. Ultra Bond (CBT) Futures	33	March 2022	6,505,125	124,453
Sold Contracts
Hang Seng Index Futures	17	January 2022	2,556,361	(31,617)
MSCI Emerging Markets Futures	91	March 2022	5,579,665	(12,810)
OMXS30 Index Futures	89	January 2022	2,382,785	(1,482)
S&P TSX 60 Index Futures	3	March 2022	607,566	5,111

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
SPI 200 Futures	10	March 2022	$1,336,327	$11,773

				$737,795

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	1,445	USD	1,960	01/14/2022	$3,612
BNP Paribas SA	AUD	2,693	USD	1,968	02/08/2022	8,234
Citibank, NA	NOK	6,428	USD	707	01/20/2022	(22,598)
Citibank, NA	USD	311	SEK	2,825	01/20/2022	2,175
Citibank, NA	USD	8,597	CAD	10,824	02/10/2022	(40,074)
Goldman Sachs Bank USA	GBP	3,545	USD	4,700	01/14/2022	(97,863)
Goldman Sachs Bank USA	NOK	8,448	USD	938	01/20/2022	(20,925)
Goldman Sachs Bank USA	SEK	16,117	USD	1,780	01/20/2022	(3,568)
Goldman Sachs Bank USA	USD	54	SEK	491	01/20/2022	244
Goldman Sachs Bank USA	USD	2,263	JPY	258,049	02/09/2022	(19,493)
Goldman Sachs Bank USA	EUR	1,543	USD	1,774	02/10/2022	15,771
HSBC Bank USA	CHF	4,322	USD	4,709	01/13/2022	(35,186)
HSBC Bank USA	GBP	1,582	USD	2,120	01/14/2022	(21,210)
HSBC Bank USA	SEK	8,685	USD	995	01/20/2022	33,905
HSBC Bank USA	USD	5,544	NOK	47,414	01/20/2022	(161,604)
HSBC Bank USA	USD	68	SEK	594	01/20/2022	(2,364)
JPMorgan Chase Bank, NA	USD	1,323	SEK	11,503	01/20/2022	(49,823)
Morgan Stanley & Co., Inc.	CHF	3,354	USD	3,648	01/13/2022	(34,263)
Morgan Stanley & Co., Inc.	USD	6,113	CHF	5,612	01/13/2022	46,878
Morgan Stanley & Co., Inc.	GBP	2,822	USD	3,782	01/14/2022	(37,281)
Morgan Stanley & Co., Inc.	USD	7,735	GBP	5,849	01/14/2022	182,546
Morgan Stanley & Co., Inc.	NOK	39,052	USD	4,345	01/20/2022	(87,825)
Morgan Stanley & Co., Inc.	SEK	19,687	USD	2,280	01/20/2022	101,065
Morgan Stanley & Co., Inc.	USD	1,901	NOK	16,503	01/20/2022	(27,722)
Morgan Stanley & Co., Inc.	USD	5,216	SEK	47,239	01/20/2022	12,630
Morgan Stanley & Co., Inc.	USD	5,971	SEK	52,964	01/20/2022	(108,713)
Morgan Stanley & Co., Inc.	AUD	3,690	USD	2,715	02/08/2022	30,232
Morgan Stanley & Co., Inc.	AUD	1,434	USD	1,025	02/08/2022	(17,668)
Morgan Stanley & Co., Inc.	USD	1,121	AUD	1,551	02/08/2022	7,368
Morgan Stanley & Co., Inc.	JPY	856,949	USD	7,511	02/09/2022	58,976
Morgan Stanley & Co., Inc.	USD	1,384	JPY	155,980	02/09/2022	(27,188)
Morgan Stanley & Co., Inc.	CAD	3,773	USD	2,987	02/10/2022	4,721
Morgan Stanley & Co., Inc.	EUR	6,054	USD	6,870	02/10/2022	(27,831)
Morgan Stanley & Co., Inc.	USD	4,222	CAD	5,389	02/10/2022	37,888
Morgan Stanley & Co., Inc.	USD	4,057	EUR	3,577	02/10/2022	17,955
State Street Bank & Trust Co.	GBP	256	USD	342	01/14/2022	(5,079)
State Street Bank & Trust Co.	USD	339	GBP	256	01/14/2022	7,677
State Street Bank & Trust Co.	NOK	6,448	USD	752	01/20/2022	20,306
State Street Bank & Trust Co.	NZD	308	USD	211	01/20/2022	(381)
State Street Bank & Trust Co.	USD	133	JPY	15,160	02/09/2022	(1,326)
State Street Bank & Trust Co.	EUR	202	USD	233	02/10/2022	3,490

						$(254,312)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
FTSE 100 Index(j)	UBS AG	420	GBP	5,600.00	April 2022	GBP	2,352	$61,209	$(14,433)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,060	01/15/2025	2.565%	CPI#	Maturity	$62,939	$—	$62,939
USD	530	01/15/2025	2.585%	CPI#	Maturity	31,025	—	31,025
USD	530	01/15/2025	2.613%	CPI#	Maturity	30,414	—	30,414
USD	3,260	01/15/2026	CPI#	3.720%	Maturity	717	—	717
USD	1,610	01/15/2027	CPI#	3.466%	Maturity	(7,261)	(2,208)	(5,053)
USD	1,600	01/15/2027	CPI#	3.320%	Maturity	(22,858)	—	(22,858)
USD	4,950	01/15/2028	1.230%	CPI#	Maturity	809,449	—	809,449
USD	3,410	01/15/2028	0.735%	CPI#	Maturity	692,204	—	692,204
USD	6,440	01/15/2029	CPI#	3.290%	Maturity	233	—	233
USD	1,125	01/15/2030	1.572%	CPI#	Maturity	178,569	—	178,569
USD	1,125	01/15/2030	1.587%	CPI#	Maturity	176,814	—	176,814
USD	180	01/15/2030	1.714%	CPI#	Maturity	25,898	—	25,898
USD	180	01/15/2030	1.731%	CPI#	Maturity	25,576	—	25,576
USD	1,000	01/15/2031	2.782%	CPI#	Maturity	43,565	—	43,565
USD	880	01/15/2031	2.680%	CPI#	Maturity	48,506	—	48,506
USD	770	01/15/2031	2.989%	CPI#	Maturity	15,287	—	15,287
USD	860	04/15/2032	CPI#	2.909%	Maturity	(19,085)	—	(19,085)
USD	750	04/15/2032	CPI#	2.748%	Maturity	(31,942)	—	(31,942)
USD	450	04/15/2032	CPI#	2.722%	Maturity	(20,663)	—	(20,663)

						$2,039,387	$(2,208)	$2,041,595

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	2,110	10/09/2029	3 Month LIBOR	1.473%	Quarterly/ Semi-Annual	$3,947	$—	$3,947

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	30	$(8,369)	$(2,852)	$(5,517)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	99	(27,618)	(12,144)	(15,474)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00	USD	7	$(1,953)	$(833)	$(1,120)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	17	(4,742)	(1,631)	(3,111)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	201	(56,072)	(23,752)	(32,320)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	205	(57,188)	(19,695)	(37,493)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	310	(86,478)	(29,018)	(57,460)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,601)	(4,642)	(5,959)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	268	(74,762)	(24,349)	(50,413)

						$(327,783)	$(118,916)	$(208,867)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	4,000	10/23/2026	2.310%	CPI#	Maturity	$105,261	$—	$105,261
Barclays Bank PLC	USD	1,000	10/23/2029	2.388%	CPI#	Maturity	22,234	—	22,234
Barclays Bank PLC	USD	3,000	12/04/2032	2.233%	CPI#	Maturity	316,169	—	316,169
Citibank, NA	USD	7,000	11/04/2023	1.900%	CPI#	Maturity	566,395	—	566,395
Citibank, NA	USD	3,500	07/20/2027	2.104%	CPI#	Maturity	332,742	—	332,742
Deutsche Bank AG	USD	4,000	09/04/2025	1.818%	CPI#	Maturity	400,532	—	400,532
JPMorgan Chase Bank, NA	USD	2,500	03/02/2024	2.175%	CPI#	Maturity	148,057	—	148,057
JPMorgan Chase Bank, NA	USD	7,000	07/20/2024	1.995%	CPI#	Maturity	561,472	—	561,472
JPMorgan Chase Bank, NA	USD	3,000	11/04/2026	2.015%	CPI#	Maturity	303,514	—	303,514

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	5,000	12/27/2028	2.009%	CPI#	Maturity	$524,309	$—	$524,309
Morgan Stanley Capital Services LLC	USD	8,500	07/20/2022	1.939%	CPI#	Maturity	566,916	—	566,916
Morgan Stanley Capital Services LLC	USD	1,800	07/20/2032	2.158%	CPI#	Maturity	215,678	—	215,678

							$4,063,279	$—	$4,063,279

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,840	10/09/2029	1.120%	SIFMA*	Quarterly	$9,943	$—	$9,943
Citibank, NA	USD	2,840	10/09/2029	1.125%	SIFMA*	Quarterly	8,745	—	8,745

							$18,688	$—	$18,688

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Monthly	CHF	1,790	03/18/2022	$61,040
Swiss Market Index Futures	0.00%	Monthly	CHF	384	03/18/2022	(1,150)

						$59,890

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $7,129,272 or 1.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2021.
(c)	Non-income producing security.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

(i)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,769,205 and gross unrealized depreciation of investments was $(1,741,264), resulting in net unrealized appreciation of $60,027,941.

(j)	One contract relates to 1 share.

As of December 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.8% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

SRF – State Revolving Fund

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$244,098,497	$—	$244,098,497
Short-Term Municipal Notes	—	12,702,604	—	12,702,604
Options Purchased - Puts	—	1,762,112	—	1,762,112
Investment Companies	110,141,616	—	—	110,141,616
Governments - Treasuries	—	3,832,530	—	3,832,530
Collateralized Mortgage Obligations	—	353,341	—	353,341
Short-Term Investments:	3,254,113	—	—	3,254,113

Total Investments in Securities	113,395,729	262,749,084	—	376,144,813
Other Financial Instruments(a):
Assets:
Futures	819,485	—	—	819,485
Forward Currency Exchange Contracts	—	595,673	—	595,673
Centrally Cleared Inflation (CPI) Swaps	—	2,141,196	—	2,141,196
Centrally Cleared Interest Rate Swaps	—	3,947	—	3,947
Inflation (CPI) Swaps	—	4,063,279	—	4,063,279
Interest Rate Swaps	—	18,688	—	18,688
Total Return Swaps	—	61,040	—	61,040

Investments in Securities:	Level 1	Level 2	Level 3	Total
Liabilities:
Futures	(81,690)	—	—	(81,690)
Forward Currency Exchange Contracts	—	(849,985)	—	(849,985)
Put Options Written	—	(14,433)	—	(14,433)
Centrally Cleared Inflation (CPI) Swaps	—	(101,809)	—	(101,809)
Credit Default Swaps	—	(327,783)	—	(327,783)
Total Return Swaps	—	(1,150)	—	(1,150)

Total	$114,133,524	$268,337,747	$—	$382,471,271

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,639	$17,197	$15,582	$3,254	$0	*

*	Amount less than $500.